Leases (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) m²	Dec. 31, 2023 USD ($) lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense related to its right-of-use lease asset		$ 216,000	$ 214,000	$ 200,000
Interest expenses, lease liabilities		172,000	176,000	123,000
Total lease expenses		$ 400,000	$ 400,000	$ 300,000
Copenhagen, Denmark
Disclosure of quantitative information about right-of-use assets [line items]
Number of leases | lease		1
Hrsholm, Denmark [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	1,356
Lease termination fee	$ 2,700,000
Lease monthly payment	$ 27,640
Lease Term	10 years
Hrsholm, Denmark [Member] | Office Space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	839
Lease monthly payment	$ 11,498
Hrsholm, Denmark [Member] | Laboratory Space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	518
Lease monthly payment	$ 16,142
Hrsholm, Denmark [Member] | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of increase in annual lease payment	2.00%
Hrsholm, Denmark [Member] | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of increase in annual lease payment	4.00%